Shareholder Report, Holdings (Details) - C000009559 [Member]	Jun. 30, 2025
Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.82%
Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.51%
Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.55%
Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.09%
Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.94%